Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow disclosures
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	$ (111)	$ (13)	$ (3)
Right-of-use asset initial recognition with an increase in Lease liabilities	(465)	(2,407)	(7,878)
Concession fees paid with credit of financial re-equilibrium	(15,434)	(25,473)
Constitution of Interest Payment Account		29,960
Other taxes paid with financial re-equilibrium		$ (2,438)
Compensation of trade receivables	27,844
Application of credits compensated with concession fees	(24,126)
Application of credits compensated with other liabilities	(3,717)
Income tax paid with tax certificates	$ (971)		(1,227)
Borrowings cost capitalization			$ (84)